Income Taxes (Deferred Tax Assets and Liabilities, Net) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ (1,367.9)	$ (745.3)	$ (602.3)
To be settled within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(19.8)	(3.5)
To be settled beyond one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ (1,348.1)	$ (741.8)